Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,202,205	¥ 2,264,022
Adjustments:
Discounted unguaranteed residual value	7,772	7,446
Initial direct cost on sales type and direct financing leases	32,822	36,347
Deferred selling profit	(366,108)	(398,812)
Net investment in sales type and direct financing leases	¥ 1,876,691	¥ 1,909,003